Organization and Principal Activities (Details)	1 Months Ended			9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2022	Jun. 01, 2022	Apr. 02, 2022 USD ($)	Apr. 02, 2022 CNY (¥)	Dec. 16, 2021 USD ($)	Dec. 16, 2021 CNY (¥)	Nov. 08, 2021	Oct. 14, 2021	Sep. 30, 2021 HKD ($)	Aug. 02, 2021
Organization and Principal Activities (Details) [Line Items]
Equity interests sales rate	100.00%			100.00%									100.00%
Total approximately amount (in Dollars)	$ 282
Total approximately amount (in Dollars)													$ 2,200
Total assets of roan (in Dollars)	492,495			$ 492,495
Gain on deconsolidation (in Dollars)	492,777			$ 492,777
Other comprehensive loss (in Dollars)	$ 2,494
Total approximately amount							$ 3,410,000	¥ 22,000,000	$ 310,000	¥ 2,000,000
Description of company holdings				On September 30, 2021, the Company sold 100% of the equity interest it held in Roan HK, a holding company that has no business operations, to Yuanjia Asset Management Co., Ltd., a BVI company (“Yuanjia”), for a total of approximately $282 (HK$2,200). The net assets of Roan HK were negative $492,495 as of September 30, 2021, resulting in a gain on deconsolidation of $492,777 and other comprehensive loss of $2,494. Roan HK’s subsidiary, Jing Kai was disposed at the same time. As of June 30, 2022, the Company was mainly engaged in industrial financial services, which included financial guarantee services and financial consulting services, and industrial operation services. The industrial operation services focuses on the construction and operation services for industrial parks for new energy storage, new materials and the semiconductor industry. The accompanying condensed consolidated financial statements reflect the activities of the Company and its subsidiaries as follows: Name Background Ownership Adrie Global Holdings Limited (“Adrie”) ● A BVI company ● Incorporated on November 19, 2014 ● A holding company 100% owned by Roan China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”) ● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021. 100% owned by Adrie Fortis Industrial Group Limited (“FIG”) ● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited” 100% owned by Adrie Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”) ● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK. 100% owned by Roan HK Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”) ● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited. 100% owned by FIG Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”) ● A PRC company ● Incorporated on March 3, 2020 ● Registered capital of RMB 5 million ● Engaged in providing services in health management, health big data management and blockchain technology-based health information management. 100% indirectly owned by FIG Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”) ● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services. 100% indirectly owned by FIG Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”) ● A PRC limited liability partnership ● Incorporated on December 21, 2017 ● Acquired on November 29, 2019 ● Registered capital of $7,750,878 (RMB 51 million) ● Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management 100% indirectly owned by FIG Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”) ● A PRC company ● Incorporated on June 23, 2022 ● Registered capital of $1 million ● Planning for industrial operation services 100% directly owned by FIG Name Background Ownership Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”) ● A PRC company ● Incorporated on August 2, 2021 ● Registered capital of RMB 5 million ● Established to engage in business travel services ● In July 2022, the Company announced Yijia was dissolving prior to material operations commencing 35% directly owned by FIG FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”) ● A PRC company ● Incorporated on November 8, 2021 ● Registered capital of RMB 5 million ● Established to engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests ● In July 2022, the Company announced Fine C+ Digital was dissolving prior to material operations commencing 45% indirectly owned by FIG Lixin Financial Holdings Group Limited (“Lixin Cayman”) ● A Cayman company ● Incorporated on October 25, 2017 ● A holding company 65.0177% owned by Roan Lixin Financial Holdings (BVI) Limited (“Lixin BVI”) ● A BVI company ● Incorporated on November 29, 2017 ● A holding company 100% owned by Lixin Cayman Lixin Financial Holdings Group Limited (“Lixin HK”) ● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company 100% owned by Lixin BVI Zhejiang Lixin Enterprise Management Group Co., Ltd. (“Zhejiang Lixin”) ● A PRC limited liability company ● Incorporated on July 3, 2015 ● Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services 99% owned by Lixin HK and 1% owned by FIG Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”) ● A PRC limited liability company ● Incorporated on January 5, 2013 ● Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up ● Engaged in financial guarantee services and related assessment and management services 93.4% owned by Zhejiang Lixin Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”) ● A PRC limited liability company ● Incorporated on March 21, 2017 ● Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up ● Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors 100% owned by Zhejiang Jingyuxin Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”) ● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service 100% owned by LAM
Ding Xin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage	100.00%	99.00%	99.00%	100.00%									100.00%
Zhongxin [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage							22.00%	22.00%
Zhongtan Future [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage						8.00%			2.00%	2.00%
Hangzhou Zeshi [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage					10.00%
FINE C+ Interactive Technology (Hangzhou) Limited [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage											35.00%	30.00%
Shuzhiyun Holdings (Beijing) Co., Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage											14.00%
Yifu Health Industry [Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage												40.00%
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd.[Member]
Organization and Principal Activities (Details) [Line Items]
Ownership percentage	100.00%			100.00%									100.00%
Maximum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture											45.00%	40.00%		35.00%
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of joint venture											30.00%	30.00%		30.00%
Fengxunhui [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration		$ 15,325	¥ 100,000
Business Combination [Member] | Fengxunhui [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests sales rate		100.00%	100.00%